Recoverable taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Recoverable taxes
10.	Recoverable taxes

	2018	2017
Prepayments of income taxes (IRPJ and CSLL)	243	3,457
Withholding income tax on finance income (a)	52,836	32,528
Contributions over revenue (b)	3,053	1,354
Withholding taxes on sales (c)	327	1,501
Other taxes	459	307

	56,918	39,147

(a)	This refers to income taxes withheld on financial income which will be offset against future income tax payable.
(b)	Refers to credits taken on contributions on gross revenue for social integration program (PIS) and social security (COFINS) to be offset in the following period against tax payables.
(c)	Taxes withheld by customers on invoices from services rendered in Brazil, including PIS and COFINS. Refer to Note 3.12 for further information about the nature of these taxes.